Loans and borrowings - Narrative (Details) € in Thousands, $ in Millions	Apr. 19, 2022 EUR (€)	Apr. 19, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Apr. 01, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 791,343		€ 723,230
Supplemental Liquidity Facility (SLF)
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 77,300	$ 75.0
Effective interest					2.75%	2.75%		2.75%	2.75%
Proceeds from borrowings	€ 41,400	$ 45.0	€ 18,000	$ 20.0
Undrawn borrowing facilities					€ 10,300	$ 10.0
Local credit facilities
Disclosure of detailed information about borrowings [line items]
Notional amount					8,200		8,400
Borrowings					100		0
Factoring agreement
Disclosure of detailed information about borrowings [line items]
Borrowings					800		600
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 99,100		€ 99,100